SEGMENT REPORTING - Reconciliation of Financial Measures of Segments to Consolidated Totals (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Segment Reporting Information [Line Items]
Net revenue	$ 132,274	$ 131,582
Adjusted cost of goods sold	(34,202)	(32,053)
Adjusted gross profit	98,072	99,529
Obagi Medical
Segment Reporting Information [Line Items]
Net revenue	71,416	68,364
Adjusted cost of goods sold	(14,316)	(13,443)
Adjusted gross profit	57,100	54,921
Milk Makeup
Segment Reporting Information [Line Items]
Net revenue	60,858	63,218
Adjusted cost of goods sold	(19,886)	(18,610)
Adjusted gross profit	$ 40,972	$ 44,608